Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
	Principal Amount/Shares	Fair Value
Corporate Bonds - 68.4%(1)
Crude Oil Pipelines - 7.4%(1)
Canada - 7.4%(1)
Enbridge Inc., 5.500%, 07/15/2077	7,042,000	$7,167,981

Natural Gas/Natural Gas Liquids Pipelines - 21.8%(1)
United States - 21.8%(1)
Cheniere Corp., 7.000%, 06/30/2024	4,000,000	4,636,646
Cheniere Corp., 5.875%, 03/31/2025	2,000,000	2,299,958
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	4,610,154
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,293,545
Rockies Express Pipeline LLC, 4.950%, 07/15/2029(2)	3,000,000	3,206,250
Ruby Pipeline, LLC, 7.750%, 04/01/2022(2)	943,182	858,262
Tallgrass Energy LP, 5.500%, 01/15/2028(2)	3,250,000	3,193,125
		21,097,940

Natural Gas Gathering/Processing - 24.5%(1)
United States - 24.5%(1)
Antero Midstream Partners LP, 5.750%, 03/01/2027(2)	2,000,000	2,007,500
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(2)	5,900,000	5,959,000
EnLink Midstream LLC, 5.375%, 06/01/2029	3,000,000	2,970,000
Hess Corporation, 5.625%, 02/15/2026(2)	4,160,000	4,309,261
The Williams Companies, Inc., 7.875%, 09/01/2021	5,000,000	5,184,260
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000	3,327,875
		23,757,896

Oil and Gas Production - 3.5%(1)
United States - 3.5%(1)
Ascent Resources Utica Holdings, LLC, 10.000%, 04/01/2022(2)	1,302,000	1,344,315
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026(2)	2,000,000	2,000,000
		3,344,315

Renewable Infrastructure - 7.1%(1)
United States - 7.1%(1)
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021(2)	2,000,000	2,071,309
NextEra Energy, Inc., 4.800%, 12/01/2077	4,500,000	4,860,000
		6,931,309

Refined Product Pipelines - 4.1%(1)
United States - 4.1%(1)
Buckeye Partners, 5.600%, 10/15/2044	2,000,000	1,960,000
Buckeye Partners, 5.850%, 11/15/2043	2,000,000	2,020,000
		3,980,000

Total Corporate Bonds (Cost $62,731,749)		66,279,441

Master Limited Partnerships and Related Companies - 28.3%(1)
Crude Oil Pipelines - 4.4%(1)
United States - 4.4%(1)
BP Midstream Partners LP	21,729	247,928
NuStar Energy L.P.	128,534	2,300,759
PBF Logistics LP	74,599	857,143
Shell Midstream Partners, L.P.	77,365	847,147
		4,252,977
Renewable Infrastructure - 0.6%(1)
United States - 0.6%(1)
NextEra Energy Partners, LP	8,013	582,064

Natural Gas/Natural Gas Liquids Pipelines - 9.5%(1)
United States - 9.5%(1)
DCP Midstream, LP	110,091	2,406,589
Energy Transfer LP	302,035	2,307,547
Enterprise Products Partners L.P.	213,683	4,555,722
		9,269,858

Natural Gas Gathering/Processing - 3.0%(1)
United States - 3.0%(1)
Noble Midstream Partners LP	21,975	307,650
Western Midstream Partners, LP	154,434	2,568,237
		2,875,887

Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	8,074	189,820

Refined Product Pipelines - 10.6%(1)
United States - 10.6%(1)
Holly Energy Partners, L.P.	93,991	1,619,465
Magellan Midstream Partners, L.P.	78,332	3,264,094
MPLX LP	226,804	5,400,203
		10,283,762

Total Master Limited Partnerships and Related Companies (Cost $32,659,349)		27,454,368

Common Stock - 19.4%(1)
Crude Oil Pipelines - 3.4%(1)
United States - 3.4%(1)
Enbridge Inc.	53,741	1,816,983
Plains GP Holdings, L.P.	173,099	1,492,113
		3,309,096
Natural Gas/Natural Gas Liquids Pipelines - 8.8%(1)
Canada - 2.1%(1)
TC Energy Corporation	48,667	2,040,607
United States - 6.7%(1)
Kinder Morgan Inc.	214,709	3,156,222
ONEOK, Inc.	5,606	248,290
The Williams Companies, Inc.	135,347	3,091,326
		8,536,445
Natural Gas Gathering/Processing - 2.6%(1)
United States - 2.6%(1)
EnLink Midstream LLC	90,964	350,212
Equitrans Midstream Corporation	108,596	785,149
Hess Midstream LP	66,901	1,402,914
		2,538,275
Renewable Infrastructure - 3.7%(1)
United States - 3.7%(1)
Atlantica Sustainable Infrastructure PLC	16,523	597,306
DTE Energy Company	8,116	955,416
Sempra Energy	16,927	1,963,193
		3,515,915

Solar - 0.9%(1)
United States - 0.9%(1)
Sunnova Energy Intl Inc.	19,748	885,500

Total Common Stock (Cost $21,072,500)		18,785,231

Preferred Stock - 0.6%(1)
Natural Gas Liquids Pipelines - 0.6%(1)
United States - 0.6%(1)
Altus Midstream Company Preferred (2)(3)	483,100	584,902

Total Preferred Stock (Cost $483,100)		584,902

Special Purpose Acquisition Company - 8.0%(1)
Energy Technology - 8.0%(1)
United States - 8.0%(1)
Bluescape Opportunities Acquisition Corp.	53,868	577,465
Climate Change Crisis Real Impact Class A	39,242	607,466
Climate Real Impact Solutions II Acquisition Corp.	29,169	320,859
Decarbonization Plus Acquisition II	14,682	156,070
ECP Environmental Growth Opportunities Corp.	21,814	232,319
European Sustainable Growth Acquisition Corp.	31,094	329,285
Flame Acquisition Corp.	30,500	306,525
Hennessy Captial Investment Corp. V	61,802	671,170
Kensington Capital Acquisition Corp. II	7,259	79,486
Northern Genesis Acquisition Unit	23,793	260,058
Power & Digital Infrastructure Acquisition Corp.	25,450	276,133
Qell Acquisition Corp.	26,788	319,313
Queen's Gambit Growth Capital	28,823	304,083
Rice Acquisition Corp.	40,528	442,566
RMG Acquisition Corp III	18,354	192,717
Spartan Acquisition Corp III	21,814	228,611
Spring Valley Acquisition Equity	58,000	614,800
Star Peak Corp II	22,076	249,459
Star Peak Energy Transition	14,110	482,280
Sustainable Development Acquisition I Corp	36,708	385,434
Switchback II Corp	23,084	263,158
Warrior Technologies Acquisition Co.	43,242	432,852

Total Special Purpose Acquisition Company (Cost $6,755,979)		7,732,109

Warrants - 0.3%(1)
Energy Technology - 0.3%(1)
Bluescape Opportunities Acquisition Corp. Warrant	26,934	57,908
Climate Change Crisis Real Impact Warrant	26,677	97,373
Qell Acquisition Corp. Warrant	11,906	35,718
Spring Valley Acquisition Equity Warrant	29,000	61,480
Rice Acquisition Corp. Warrant	27,019	61,333

Total Warrants (Cost $215,892)		313,812

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.01%(4) (Cost $150,241)	150,241	150,241

Total Investments - 125.1%(1) (Cost $124,068,810)		121,300,104
Other Assets and Liabilities - (0.3)%(1)		(338,458)
Credit Facility Borrowings - (24.8)%(1)		(24,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$96,961,646

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $25,533,924 which represents 28.5% of net assets.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Notes to the financial statements.

(4)	Rate indicated is the current yield as of February 28, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.

TPZ:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$66,279,441	$-	$66,279,441
Warrants(a)	313,812	-	-	313,812
Master Limited Partnerships(a)	27,454,368	-	-	27,454,368
Common Stock(a)	18,785,232	-	-	18,785,232
Preferred Stock(a)	-	-	584,902	584,902
Special Purpose Acquisition Companies(a)	7,732,109	-		7,732,109
Short-Term Investment(b)	150,241	-	-	150,241
Total Assets	$54,435,762	$66,279,441	$584,902	$121,300,105

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  February 28, 2021:

Preferred Stock	TPZ
Balance – beginning of period	2,259,398
Purchases	-
Return of capital	-
Sales	(1,685,000)
Total realized gain/loss	260,266
Change in unrealized gain/loss	(249,762)
Balance – end of period	$584,902

Convertible Bond	TPZ
Balance – beginning of period	$792,699
Purchases	-
Return of capital	-
Sales	-
Merger	(792,699)
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$-

TPZ
Change in unrealized gain/loss on investments still held at February 28, 2021	$-